EQUIPMENT	12 Months Ended
Dec. 31, 2021
EQUIPMENT
EQUIPMENT

8.EQUIPMENT

		Machinery	Computers
		and	and	Other	Right of use
	Buildings	equipment	software	assets	assets	Total
Cost
At January 1, 2020	$—	$324	$150	$57	$89	$620
Additions	—	72	160	55	233	520
Due to changes in exchange rates	—	(4)	10	3	16	25
At December 31, 2020	$—	$392	$320	$115	$338	$1,165
Additions	67	2,437	527	318	1,769	5,118
Transfers from construction (note 9)	—	2,484	—	—	—	2,484
Due to changes in exchange rates	(1)	(75)	(13)	(6)	12	(83)
At December 31, 2021	$66	$5,238	$834	$427	$2,119	$8,684

Accumulated depreciation
At January 1, 2020	$—	$205	$96	$17	$18	$336
Depreciation	—	26	30	11	39	106
Due to changes in exchange rates	—	4	7	1	1	13
At December 31, 2020	$—	$235	$133	$29	$58	$455
Depreciation	6	115	86	41	352	600
Due to changes in exchange rates	—	—	(1)	—	(5)	(6)
At December 31, 2021	$6	$350	$218	$70	$405	$1,049

Net book value
At December 31, 2020	$—	$157	$187	$86	$280	$710
At December 31, 2021	$60	$4,888	$616	$357	$1,714	$7,635

Other assets include office equipment and vehicles. Right of use assets include leases of mining equipment, vehicles and buildings. The total depreciation for the year ended December 31, 2021, amounted to $0.6 million, of which $0.2 million was included in in inventories, $0.2 million in other expenses and $0.2 million was capitalized as part of the carrying amount of construction in progress.